RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	$ 359		$ 381	$ 299	$ 299
Provision	(1)	$ 34	5	54	113
Charge-offs, net of recoveries	(11)	(24)	(19)	(44)	(56)
Foreign currency translation and other	10	2	(10)	(18)	(10)
Ending Balance	357	326	357	326	381
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	177		174	159	159
Provision	1	15	7	17	27
Charge-offs, net of recoveries	(2)	(1)	(3)	(1)	(14)
Foreign currency translation and other	6	1	4	(7)	11
Ending Balance	$ 182	159	$ 182	159	174
Adoption of ASC 326 | Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance				35	35
Adoption of ASC 326 | Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance				(9)	(9)
Adjusted Balance | Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		314		334	334
Adjusted Balance | Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		$ 144		$ 150	$ 150